Distribution Date:	05/16/25	CSAIL 2015-C4 Commercial Mortgage Trust
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000	nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Attention: Alan Williams		keybank_notices@keybank.com
Mortgage Loan Detail (Part 1)	13-15		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Attention: CSAIL 2015-C4 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Controlling Class	Davidson Kempner Capital Management LP
Interest Shortfall Detail - Collateral Level	28	Representative
			Structured Products Group	(212) 446-4000	CSAIL2015C4@dkp.com
Supplemental Notes	29
			520 Madison Avenue, 30th Floor | New York, NY 10022 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635RAU2	2.010200%	39,813,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635RAV0	3.156700%	25,460,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635RAW8	3.543800%	180,000,000.00	115,841,702.19	115,841,702.19	342,099.86	8,196.43	0.00	116,191,998.48	0.00	0.00%	30.00%
A-4	12635RAX6	3.807900%	341,013,000.00	341,013,000.00	60,501,917.62	1,082,119.50	4,599.87	0.00	61,588,636.99	280,511,082.38	49.34%	30.00%
A-SB	12635RAY4	3.616700%	71,461,000.00	2,910,612.67	1,558,951.71	8,772.35	112.57	0.00	1,567,836.63	1,351,660.96	49.34%	30.00%
A-S	12635RBB3	4.174200%	56,379,000.00	56,379,000.00	0.00	196,114.35	0.00	0.00	196,114.35	56,379,000.00	39.20%	24.00%
B	12635RBC1	4.316700%	61,076,000.00	61,076,000.00	0.00	219,705.64	0.00	0.00	219,705.64	61,076,000.00	28.23%	17.50%
C	12635RBD9	4.566700%	39,935,000.00	39,935,000.00	0.00	151,975.97	0.00	0.00	151,975.97	39,935,000.00	21.05%	13.25%
D	12635RBE7	3.566700%	27,015,000.00	27,015,000.00	0.00	80,295.33	0.00	0.00	80,295.33	27,015,000.00	16.19%	10.38%
E	12635RBF4	3.566700%	22,316,000.00	22,316,000.00	0.00	66,328.73	0.00	0.00	66,328.73	22,316,000.00	12.18%	8.00%
F	12635RAL2	3.500000%	22,317,000.00	22,317,000.00	0.00	65,091.25	0.00	0.00	65,091.25	22,317,000.00	8.17%	5.63%
G	12635RAN8	3.500000%	9,396,000.00	9,396,000.00	0.00	27,405.00	0.00	0.00	27,405.00	9,396,000.00	6.48%	4.63%
NR*	12635RAQ1	3.500000%	43,458,786.00	36,068,155.51	0.00	135,340.68	0.00	0.00	135,340.68	36,068,155.51	0.00%	0.00%
R	12635RAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,639,786.00	734,267,470.37	177,902,571.52	2,375,248.66	12,908.87	0.00	180,290,729.05	556,364,898.85

X-A	12635RAZ1	0.779141%	714,126,000.00	516,144,314.86	0.00	335,124.14	3,963.13	0.00	339,087.27	338,241,743.34
X-B	12635RBA5	0.250000%	61,076,000.00	61,076,000.00	0.00	12,724.17	0.00	0.00	12,724.17	61,076,000.00
X-D	12635RAA6	1.000000%	49,331,000.00	49,331,000.00	0.00	41,109.17	0.00	0.00	41,109.17	49,331,000.00
X-F	12635RAE8	1.066700%	22,317,000.00	22,317,000.00	0.00	19,837.95	0.00	0.00	19,837.95	22,317,000.00
X-G	12635RAG3	1.066700%	9,396,000.00	9,396,000.00	0.00	8,352.26	0.00	0.00	8,352.26	9,396,000.00
X-NR	12635RAJ7	1.066700%	43,458,786.00	36,068,155.51	0.00	32,061.58	0.00	0.00	32,061.58	36,068,155.51
Notional SubTotal			899,704,786.00	694,332,470.37	0.00	449,209.27	3,963.13	0.00	453,172.40	516,429,898.85

Deal Distribution Total					177,902,571.52	2,824,457.93	16,872.00	0.00	180,743,901.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635RAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635RAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635RAW8	643.56501217	643.56501217	1.90055478	0.00000000	0.00000000	0.04553572	0.00000000	645.51110267	0.00000000
A-4	12635RAX6	1,000.00000000	177.41821461	3.17324999	0.00000000	0.00000000	0.01348884	0.00000000	180.60495345	822.58178539
A-SB	12635RAY4	40.73008592	21.81541974	0.12275717	0.00000000	0.00000000	0.00157526	0.00000000	21.93975217	18.91466618
A-S	12635RBB3	1,000.00000000	0.00000000	3.47849997	0.00000000	0.00000000	0.00000000	0.00000000	3.47849997	1,000.00000000
B	12635RBC1	1,000.00000000	0.00000000	3.59724998	0.00000000	0.00000000	0.00000000	0.00000000	3.59724998	1,000.00000000
C	12635RBD9	1,000.00000000	0.00000000	3.80558332	0.00000000	0.00000000	0.00000000	0.00000000	3.80558332	1,000.00000000
D	12635RBE7	1,000.00000000	0.00000000	2.97224986	0.00000000	0.00000000	0.00000000	0.00000000	2.97224986	1,000.00000000
E	12635RBF4	1,000.00000000	0.00000000	2.97224996	0.00000000	0.00000000	0.00000000	0.00000000	2.97224996	1,000.00000000
F	12635RAL2	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
G	12635RAN8	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
NR	12635RAQ1	829.93932481	0.00000000	3.11423057	(0.69357414)	10.21297443	0.00000000	0.00000000	3.11423057	829.93932481
R	12635RAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635RAZ1	722.76365076	0.00000000	0.46927873	0.00000000	0.00000000	0.00554962	0.00000000	0.47482835	473.64434755
X-B	12635RBA5	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635RAA6	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-F	12635RAE8	1,000.00000000	0.00000000	0.88891652	0.00000000	0.00000000	0.00000000	0.00000000	0.88891652	1,000.00000000
X-G	12635RAG3	1,000.00000000	0.00000000	0.88891656	0.00000000	0.00000000	0.00000000	0.00000000	0.88891656	1,000.00000000
X-NR	12635RAJ7	829.93932481	0.00000000	0.73774679	0.00000000	0.00000000	0.00000000	0.00000000	0.73774679	829.93932481

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/25 - 04/30/25	30	0.00	342,099.85	0.00	342,099.85	0.00	0.00	0.00	342,099.86	0.00
A-4	04/01/25 - 04/30/25	30	0.00	1,082,119.50	0.00	1,082,119.50	0.00	0.00	0.00	1,082,119.50	0.00
A-SB	04/01/25 - 04/30/25	30	0.00	8,772.34	0.00	8,772.34	0.00	0.00	0.00	8,772.35	0.00
X-A	04/01/25 - 04/30/25	30	0.00	335,124.14	0.00	335,124.14	0.00	0.00	0.00	335,124.14	0.00
X-B	04/01/25 - 04/30/25	30	0.00	12,724.17	0.00	12,724.17	0.00	0.00	0.00	12,724.17	0.00
X-D	04/01/25 - 04/30/25	30	0.00	41,109.17	0.00	41,109.17	0.00	0.00	0.00	41,109.17	0.00
X-F	04/01/25 - 04/30/25	30	0.00	19,837.95	0.00	19,837.95	0.00	0.00	0.00	19,837.95	0.00
X-G	04/01/25 - 04/30/25	30	0.00	8,352.26	0.00	8,352.26	0.00	0.00	0.00	8,352.26	0.00
X-NR	04/01/25 - 04/30/25	30	0.00	32,061.58	0.00	32,061.58	0.00	0.00	0.00	32,061.58	0.00
A-S	04/01/25 - 04/30/25	30	0.00	196,114.35	0.00	196,114.35	0.00	0.00	0.00	196,114.35	0.00
B	04/01/25 - 04/30/25	30	0.00	219,705.64	0.00	219,705.64	0.00	0.00	0.00	219,705.64	0.00
C	04/01/25 - 04/30/25	30	0.00	151,975.97	0.00	151,975.97	0.00	0.00	0.00	151,975.97	0.00
D	04/01/25 - 04/30/25	30	0.00	80,295.33	0.00	80,295.33	0.00	0.00	0.00	80,295.33	0.00
E	04/01/25 - 04/30/25	30	0.00	66,328.73	0.00	66,328.73	0.00	0.00	0.00	66,328.73	0.00
F	04/01/25 - 04/30/25	30	0.00	65,091.25	0.00	65,091.25	0.00	0.00	0.00	65,091.25	0.00
G	04/01/25 - 04/30/25	30	0.00	27,405.00	0.00	27,405.00	0.00	0.00	0.00	27,405.00	0.00
NR	04/01/25 - 04/30/25	30	472,606.92	105,198.79	0.00	105,198.79	(30,141.89)	0.00	0.00	135,340.68	443,843.47
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			472,606.92	2,794,316.02	0.00	2,794,316.02	(30,141.89)	0.00	0.00	2,824,457.93	443,843.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	180,743,901.45
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,808,650.66	Master Servicing Fee	9,653.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,094.20
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	305.94
ARD Interest	0.00	Operating Advisor Fee	1,070.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,808,650.66	Total Fees	14,334.62

Principal		Expenses/Reimbursements
Scheduled Principal	26,416,657.38	Reimbursement for Interest on Advances	(222.54)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	151,485,914.14	Special Servicing Fees (Monthly)	(29,919.35)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	177,902,571.52	Total Expenses/Reimbursements	(30,141.89)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	16,872.00	Interest Distribution	2,824,457.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	177,902,571.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	16,872.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	16,872.00	Total Payments to Certificateholders and Others	180,743,901.45
Total Funds Collected	180,728,094.18	Total Funds Distributed	180,728,094.18

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	734,267,470.37	734,267,470.37	Beginning Certificate Balance	734,267,470.37
(-) Scheduled Principal Collections	26,416,657.38	26,416,657.38	(-) Principal Distributions	177,902,571.52
(-) Unscheduled Principal Collections	151,485,914.14	151,485,914.14	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	556,364,898.85	556,364,898.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	734,357,777.99	734,357,777.99	Ending Certificate Balance	556,364,898.85
Ending Actual Collateral Balance	556,387,168.96	556,387,168.96

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	23	147,495,099.85	26.51%	5	4.7337	NAP	Defeased	23	147,495,099.85	26.51%	5	4.7337	NAP
4,999,999 or less	16	44,852,844.43	8.06%	5	4.8770	2.036872	1.25 or less	5	58,107,270.40	10.44%	4	4.5996	1.136303
5,000,000 to 9,999,999	13	92,576,438.59	16.64%	4	4.7117	2.037041	1.26 to 1.50	8	45,415,041.30	8.16%	4	4.8085	1.369284
10,000,000 to 19,999,999	14	190,605,678.64	34.26%	5	4.7146	1.564227	1.51 to 1.75	13	166,375,316.06	29.90%	5	4.8270	1.647644
20,000,000 to 24,999,999	1	23,266,190.74	4.18%	5	5.1000	1.595500	1.76 to 2.00	9	79,689,718.77	14.32%	5	4.7432	1.865995
25,000,000 to 49,999,999	2	57,568,646.60	10.35%	6	4.7679	1.654504	2.01 to 2.25	1	9,705,888.51	1.74%	4	5.0000	2.036700
50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	4	16,849,725.21	3.03%	5	4.7160	2.453994
Totals	69	556,364,898.85	100.00%	5	4.7539	1.657282	2.51 to 2.75	3	22,277,779.96	4.00%	3	4.4609	2.578484
							2.76 or greater	3	10,449,058.79	1.88%	4	5.0337	3.910342
							Totals	69	556,364,898.85	100.00%	5	4.7539	1.657282
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	29	147,495,099.85	26.51%	5	4.7337	NAP
							Defeased	29	147,495,099.85	26.51%	5	4.7337	NAP
California	4	23,673,660.34	4.26%	5	4.9195	1.631239
							Industrial	3	19,149,280.72	3.44%	5	4.6493	1.881580
Colorado	3	36,183,113.50	6.50%	4	4.6552	1.580914
							Lodging	4	32,325,715.70	5.81%	3	4.9409	1.875846
Florida	3	29,684,997.36	5.34%	5	4.7755	1.726506
							Mixed Use	1	15,000,000.00	2.70%	6	4.4000	1.928700
Georgia	2	7,671,809.36	1.38%	4	5.0229	2.753138
							Mobile Home Park	2	2,135,156.47	0.38%	6	5.5000	1.406800
Illinois	1	11,064,434.11	1.99%	6	4.8100	1.868100
							Multi-Family	6	44,861,027.04	8.06%	4	4.9992	1.759201
Indiana	1	17,681,179.71	3.18%	5	4.7970	1.241600
							Office	6	57,878,757.20	10.40%	5	4.7715	1.889295
Kansas	1	5,525,160.00	0.99%	4	4.6000	1.514900
							Retail	24	228,722,794.19	41.11%	5	4.7242	1.622089
Maryland	6	11,844,345.52	2.13%	3	4.7247	1.802318
							Self Storage	6	8,797,067.68	1.58%	3	4.4600	2.566700
Michigan	2	5,725,294.76	1.03%	4	4.7243	1.539396
							Totals	81	556,364,898.85	100.00%	5	4.7539	1.657282
Missouri	1	2,487,907.51	0.45%	4	4.9900	2.498700

Nevada	3	35,211,881.32	6.33%	4	4.6841	1.612885

New York	2	29,491,368.40	5.30%	6	4.7682	1.805847

North Carolina	7	62,107,389.85	11.16%	4	4.9933	1.837822

North Dakota	1	1,358,735.94	0.24%	6	5.5000	1.406800

Ohio	2	15,448,402.98	2.78%	5	4.4363	1.022155

Oregon	1	5,788,962.73	1.04%	4	4.7900	1.856900

Pennsylvania	1	1,644,857.36	0.30%	3	4.7960	1.470300

Texas	7	50,830,691.99	9.14%	5	4.6921	2.114680

Utah	1	7,708,212.95	1.39%	6	4.6600	1.729400

Virginia	1	30,836,942.96	5.54%	6	4.7400	1.591400

Washington	1	6,506,946.18	1.17%	4	4.5810	2.624300

Wisconsin	1	10,393,504.17	1.87%	3	4.3220	1.237800

Totals	81	556,364,898.85	100.00%	5	4.7539	1.657282

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	147,495,099.85	26.51%	5	4.7337	NAP	Defeased	23	147,495,099.85	26.51%	5	4.7337	NAP
	4.0000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	5	55,836,320.40	10.04%	4	4.3834	1.734726	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	16	141,205,818.01	25.38%	5	4.6751	1.789903	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	19	164,705,330.67	29.60%	5	4.8577	1.629535	49 months or greater	46	408,869,799.00	73.49%	5	4.7612	1.737621
	5.0001% or greater	6	47,122,329.92	8.47%	5	5.1292	1.962177	Totals	69	556,364,898.85	100.00%	5	4.7539	1.657282
	Totals	69	556,364,898.85	100.00%	5	4.7539	1.657282
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	147,495,099.85	26.51%	5	4.7337	NAP	Defeased	23	147,495,099.85	26.51%	5	4.7337	NAP
	60 months or less	46	408,869,799.00	73.49%	5	4.7612	1.737621	Interest Only	3	34,700,000.00	6.24%	5	4.5370	1.980032
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	43	374,169,799.00	67.25%	5	4.7820	1.715140
	Totals	69	556,364,898.85	100.00%	5	4.7539	1.657282	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	69	556,364,898.85	100.00%	5	4.7539	1.657282
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	147,495,099.85	26.51%	5	4.7337	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	392,144,143.90	70.48%	5	4.7506	1.743878	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	3	16,725,655.10	3.01%	4	5.0083	1.590939
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	556,364,898.85	100.00%	5	4.7539	1.657282
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305000001	LO	Kohala Coast	HI	Actual/360	3.770%	212,062.50	67,500,000.00	0.00	N/A	06/06/25	--	67,500,000.00	0.00	05/06/25
1A	305001001	LO	Kohala Coast	HI	Actual/360	3.770%	141,375.00	45,000,000.00	0.00	N/A	06/06/25	--	45,000,000.00	0.00	05/06/25
3	305000003	RT	Woodbridge	VA	Actual/360	4.740%	122,037.02	58,504.99	0.00	N/A	11/01/25	--	30,895,447.95	30,836,942.96	05/01/25
4	623100252	OF	Melville	NY	Actual/360	4.800%	107,127.90	50,271.71	0.00	N/A	11/06/25	--	26,781,975.35	26,731,703.64	05/06/25
5	305000005	MF	Fayetteville	NC	Actual/360	5.100%	99,037.29	36,700.15	0.00	N/A	10/06/25	--	23,302,890.89	23,266,190.74	05/06/25
6	305000006	LO	Denver	CO	Actual/360	4.820%	75,641.34	62,154.88	0.00	N/A	08/06/25	--	18,831,869.19	18,769,714.31	05/06/25
7	305000007	MF	San Antonio	TX	Actual/360	4.361%	69,269.65	47,369.95	0.00	N/A	09/01/25	--	19,060,669.21	19,013,299.26	05/01/25
8	305000008	RT	Westfield	IN	Actual/360	4.797%	70,845.99	41,393.59	0.00	N/A	10/06/25	--	17,722,573.30	17,681,179.71	05/06/25
9	305000009	MF	Albuquerque	NM	Actual/360	4.454%	72,404.05	19,507,152.59	0.00	N/A	05/01/25	--	19,507,152.59	0.00	05/01/25
11	305000011	MF	Various	IL	Actual/360	5.100%	63,991.73	52,027.98	0.00	N/A	10/06/25	--	15,056,878.63	15,004,850.65	05/06/25
12	305000012	RT	West Hollywood	CA	Actual/360	4.890%	64,307.18	36,415.44	0.00	N/A	10/06/25	--	15,780,902.39	15,744,486.95	05/06/25
13	305000013	RT	Columbus	OH	Actual/360	4.380%	53,685.01	36,239.43	0.00	N/A	10/06/25	--	14,708,221.88	14,671,982.45	05/06/25
14	301880090	RT	Miami	FL	Actual/360	4.650%	65,875.00	0.00	0.00	N/A	10/06/25	--	17,000,000.00	17,000,000.00	05/06/25
15	305000015	IN	Bedford Heights	OH	Actual/360	4.600%	55,853.68	14,570,524.03	0.00	N/A	08/06/25	--	14,570,524.03	0.00	05/06/25
16	305000016	RT	Henderson	NV	Actual/360	4.740%	49,796.46	29,662.86	0.00	N/A	10/06/25	--	12,606,697.63	12,577,034.77	05/06/25
17	305000017	MU	Denver	CO	Actual/360	4.400%	55,000.00	0.00	0.00	N/A	11/06/25	--	15,000,000.00	15,000,000.00	05/06/25
18	305000018	RT	North Las Vegas	NV	Actual/360	4.670%	51,006.29	25,356.26	0.00	N/A	09/06/25	--	13,106,541.34	13,081,185.08	05/06/25
19	305000019	MF	Covington	GA	Actual/360	4.530%	44,241.26	11,719,539.61	0.00	N/A	08/06/25	--	11,719,539.61	0.00	05/06/25
20	625100196	RT	Goldsboro	NC	Actual/360	5.050%	48,833.46	21,351.14	0.00	N/A	09/05/25	--	11,603,989.53	11,582,638.39	05/05/25
21	305000021	MF	Austin	TX	Actual/360	4.910%	46,872.26	21,271.42	0.00	N/A	10/06/25	--	11,455,543.21	11,434,271.79	05/06/25
22	623100246	IN	Pasadena	TX	Actual/360	4.600%	43,376.90	21,985.26	0.00	N/A	10/06/25	--	11,315,713.13	11,293,727.87	05/06/25
23	305000023	RT	Arlington Heights	IL	Actual/360	4.810%	44,439.21	22,270.08	0.00	N/A	11/06/25	--	11,086,704.19	11,064,434.11	04/06/25
24	305000024	OF	Thousand Oaks	CA	Actual/360	4.840%	41,562.41	23,796.24	0.00	N/A	11/06/25	--	10,304,729.66	10,280,933.42	05/06/25
25	305000025	MF	Tulsa	OK	Actual/360	4.600%	43,559.46	19,367.64	0.00	N/A	10/06/25	--	11,363,338.01	11,343,970.37	05/06/25
26	305000026	RT	New Berlin	WI	Actual/360	4.322%	37,515.94	22,768.00	0.00	N/A	08/01/25	--	10,416,272.17	10,393,504.17	05/01/25
27	305000027	RT	Sarasota	FL	Actual/360	4.970%	44,520.46	19,678.30	0.00	N/A	11/05/25	--	10,749,406.92	10,729,728.62	05/05/25
28	305000028	OF	Greensboro	NC	Actual/360	4.940%	45,423.65	18,022.47	0.00	N/A	08/06/25	--	11,034,084.68	11,016,062.21	05/06/25
29	305000029	MF	San Antonio	TX	Actual/360	5.000%	40,534.01	22,274.12	0.00	N/A	09/06/25	--	9,728,162.63	9,705,888.51	05/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	305000030	RT	Las Vegas	NV	Actual/360	4.630%	36,933.08	18,626.31	0.00	N/A	09/01/25	--	9,572,287.78	9,553,661.47	05/01/25
31	625100185	RT	Thatcher	AZ	Actual/360	4.520%	33,412.15	17,629.22	0.00	N/A	08/05/25	--	8,870,481.23	8,852,852.01	05/05/25
32	625100184	SS	Various	Various	Actual/360	4.460%	32,761.44	17,669.70	0.00	N/A	08/05/25	--	8,814,737.38	8,797,067.68	05/05/25
33	305000033	RT	Richardson	TX	Actual/360	4.680%	34,644.55	16,969.73	0.00	N/A	11/01/25	--	8,883,218.77	8,866,249.04	05/01/25
35	623100251	MH	Various	Various	Actual/360	4.630%	30,260.86	18,610.83	0.00	N/A	11/06/25	--	7,842,987.14	7,824,376.31	05/06/25
36	625100209	OF	St. George	UT	Actual/360	4.660%	30,004.48	18,263.62	0.00	N/A	11/05/25	--	7,726,476.57	7,708,212.95	05/05/25
37	305000037	IN	Plymouth Meeting	PA	Actual/360	4.810%	29,140.81	16,951.63	0.00	N/A	10/06/25	--	7,270,055.37	7,253,103.74	05/06/25
38	305000038	RT	Fort Worth	TX	Actual/360	4.800%	27,877.29	14,095.94	0.00	N/A	10/06/25	--	6,969,322.14	6,955,226.20	05/06/25
39	305000039	IN	Henderson	NV	Actual/360	4.950%	27,460.09	15,241.51	0.00	N/A	10/06/25	--	6,656,991.46	6,641,749.95	05/06/25
40	301880091	OF	Snoqualmie	WA	Actual/360	4.581%	24,900.45	15,764.55	0.00	N/A	09/06/25	--	6,522,710.73	6,506,946.18	05/06/25
41	625100186	RT	El Paso	TX	Actual/360	4.350%	25,325.25	12,508.45	0.00	N/A	08/05/25	--	6,986,274.55	6,973,766.10	05/05/25
42	305000042	MF	Houston	TX	Actual/360	4.300%	25,019.16	12,467.35	0.00	N/A	10/01/25	--	6,982,091.14	6,969,623.79	05/01/25
44	305000044	MF	Salem	OR	Actual/360	4.790%	23,162.11	13,653.18	0.00	N/A	09/06/25	--	5,802,615.91	5,788,962.73	05/06/25
45	305000045	LO	Linthicum Heights	MD	Actual/360	5.000%	24,251.12	13,326.39	0.00	N/A	09/06/25	--	5,820,268.99	5,806,942.60	05/06/25
46	625100202	RT	Various	WA	Actual/360	4.750%	22,510.90	5,686,964.37	0.00	N/A	11/05/25	--	5,686,964.37	0.00	05/05/25
47	305000047	IN	Atlanta	GA	Actual/360	4.790%	20,653.32	18,557.48	0.00	N/A	09/06/25	--	5,174,110.33	5,155,552.85	05/06/25
49	305000049	RT	El Paso	TX	Actual/360	4.660%	23,161.05	11,426.78	0.00	N/A	11/05/25	--	5,964,218.10	5,952,791.32	05/05/25
50	305000050	LO	Henderson	NC	Actual/360	5.040%	22,027.94	11,946.00	0.00	N/A	09/06/25	--	5,244,748.28	5,232,802.28	05/06/25
51	305000051	RT	Roeland Park	KS	Actual/360	4.600%	21,221.25	10,819.02	0.00	N/A	09/06/25	--	5,535,979.02	5,525,160.00	05/06/25
52	301880097	OF	Maple Grove	MN	Actual/360	4.507%	18,686.03	11,993.60	0.00	N/A	11/06/25	--	4,975,201.57	4,963,207.97	05/06/25
53	305000053	LO	Brownsville	TX	Actual/360	5.250%	20,146.42	15,808.44	0.00	N/A	09/06/25	--	4,604,896.03	4,589,087.59	05/06/25
54	305000054	MF	Muscatine	IA	Actual/360	5.270%	21,753.55	4,953,370.30	0.00	N/A	08/06/25	--	4,953,370.30	0.00	05/06/25
57	625100207	RT	Killeen	TX	Actual/360	4.710%	17,050.58	8,262.32	0.00	N/A	11/05/25	--	4,344,096.59	4,335,834.27	05/05/25
58	625100199	RT	Charlotte	NC	Actual/360	4.780%	15,825.90	9,300.04	0.00	N/A	10/05/25	--	3,973,028.37	3,963,728.33	05/05/25
59	623100248	MH	Various	MI	Actual/360	4.800%	15,370.19	8,344.68	0.00	N/A	07/06/25	--	3,842,547.44	3,834,202.76	05/06/25
60	301880085	MH	Ruskin	FL	Actual/360	4.470%	15,436.79	4,144,105.74	0.00	N/A	05/06/25	--	4,144,105.74	0.00	05/06/25
61	301880072	OF	Mesa	AZ	Actual/360	4.581%	13,845.67	8,660.74	0.00	N/A	11/06/25	--	3,626,895.58	3,618,234.84	05/06/25
62	625100200	RT	Concord	NC	Actual/360	4.780%	14,342.21	8,428.18	0.00	N/A	10/05/25	--	3,600,555.93	3,592,127.75	05/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
64	305000064	MF	Delhi Township	MI	Actual/360	4.514%	13,611.74	7,703.99	0.00	N/A	08/01/25	--	3,618,539.32	3,610,835.33	05/01/25
65	301880094	OF	Greensboro	NC	Actual/360	4.650%	13,415.57	8,241.18	0.00	N/A	10/06/25	--	3,462,081.33	3,453,840.15	05/06/25
66	625100206	RT	Orange	CA	Actual/360	4.970%	14,516.72	6,882.87	0.00	N/A	11/05/25	--	3,505,042.22	3,498,159.35	05/05/25
67	625100192	SS	Tarzana	CA	Actual/360	4.780%	13,152.95	6,738.42	0.00	N/A	09/05/25	--	3,301,996.76	3,295,258.34	05/05/25
68	305000068	LO	Augusta	GA	Actual/360	5.500%	11,599.49	14,540.23	0.00	N/A	10/06/25	--	2,530,796.74	2,516,256.51	05/06/25
69	625100193	RT	Riverview	MI	Actual/360	4.720%	12,862.13	6,729.36	0.00	N/A	09/05/25	--	3,270,032.05	3,263,302.69	05/05/25
70	301880092	MH	Fountain	CO	Actual/360	4.634%	11,215.01	6,927.40	0.00	N/A	07/06/25	--	2,904,189.05	2,897,261.65	05/06/25
71	625100198	IN	Fort Myers	FL	Actual/360	5.210%	11,756.28	5,560.18	0.00	N/A	10/05/25	--	2,707,781.41	2,702,221.23	05/05/25
72	625100197	RT	Winter Park	FL	Actual/360	4.950%	9,590.91	8,150.35	0.00	N/A	10/05/25	--	2,325,069.34	2,316,918.99	05/05/25
74	623100242	RT	Excelsior Springs	MO	Actual/360	4.990%	10,369.32	5,717.00	0.00	N/A	09/06/25	--	2,493,624.51	2,487,907.51	05/06/25
75	305000075	OF	Ann Arbor	MI	Actual/360	4.730%	9,727.55	5,885.73	0.00	N/A	08/06/25	--	2,467,877.80	2,461,992.07	05/06/25
76	625100204	MF	Greeley	CO	Actual/360	4.960%	9,998.11	5,498.90	0.00	N/A	11/05/25	--	2,418,898.09	2,413,399.19	05/05/25
77	305000077	MH	Various	Various	Actual/360	5.500%	9,818.53	7,068.88	0.00	N/A	11/06/25	--	2,142,225.35	2,135,156.47	05/06/25
78	625100194	RT	Fontana	CA	Actual/360	5.270%	10,512.96	4,557.30	0.00	N/A	09/05/25	--	2,393,842.83	2,389,285.53	05/05/25
79	623100247	IN	Missouri City	TX	Actual/360	4.587%	10,320.75	0.00	0.00	N/A	10/06/25	--	2,700,000.00	2,700,000.00	05/06/25
80	305000080	OF	Bingham Farms	MI	Actual/360	4.730%	8,430.54	2,138,827.34	0.00	N/A	08/06/25	--	2,138,827.34	0.00	05/06/25
81	623100249	RT	Cocoa	FL	Actual/360	4.800%	7,848.98	6,977.32	0.00	N/A	10/06/25	--	1,962,246.06	1,955,268.74	05/06/25
82	625100201	RT	Clermont	FL	Actual/360	5.350%	7,381.59	9,604.48	0.00	N/A	10/05/25	--	1,655,683.93	1,646,079.45	05/05/25
83	305000083	MF	Ukiah	CA	Actual/360	4.650%	7,930.92	4,960.00	0.00	N/A	07/06/25	--	2,046,688.51	2,041,728.51	05/06/25
84	625100188	RT	Monroe	LA	Actual/360	4.980%	7,971.88	3,811.32	0.00	N/A	09/05/25	--	1,920,935.77	1,917,124.45	05/05/25
85	305000085	RT	Cincinnati	OH	Actual/360	5.310%	6,806.07	5,249.79	0.00	N/A	09/06/25	--	1,538,094.43	1,532,844.64	05/06/25
86	623100233	MF	Harrisburg	PA	Actual/360	4.796%	6,589.53	3,898.94	0.00	N/A	08/06/25	--	1,648,756.30	1,644,857.36	05/06/25
87	301880084	MF	Portage	IN	Actual/360	4.634%	5,843.38	1,513,176.30	0.00	N/A	05/06/25	--	1,513,176.30	0.00	05/06/25
Totals							2,808,650.66	177,902,571.52	0.00				734,267,470.37	556,364,898.85
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,486,509.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,671,347.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,864,142.60	873,793.98	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,327,241.34	662,909.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,420,147.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	1,815,333.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,835,384.53	489,740.39	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,193,423.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,392,543.83	1,070,424.41	01/01/24	09/30/24	--	0.00	11,467.32	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,691,177.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,378,851.00	322,909.58	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,495,476.08	1,378,936.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,067,356.16	752,614.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,235,270.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,516,608.58	0.00	--	--	--	0.00	0.00	66,663.10	66,663.10	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,291,650.95	758,690.57	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,381,952.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,470,718.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,574,120.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	856,546.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,651,422.79	397,325.21	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,627,106.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,074,959.69	825,916.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	955,683.02	1,079,813.06	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,348,086.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,249,032.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	863,567.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	571,494.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	452,944.01	0.00	--	--	02/17/25	0.00	0.00	0.00	0.00	0.00	0.00
47	892,573.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1,556,665.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	636,066.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	495,828.01	139,267.16	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	422,957.00	116,943.24	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	496,234.24	138,727.41	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	645,700.50	169,020.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	431,022.39	108,780.07	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	1,653,417.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	299,486.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	395,707.03	131,761.26	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
75	389,203.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	347,635.05	247,431.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	383,923.49	219,489.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
78	252,569.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	477,940.33	132,292.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	251,110.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	266,089.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	385,566.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	185,063.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	75,624,858.42	10,016,787.76				0.00	11,467.32	66,663.10	66,663.10	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	305000001	67,500,000.00	Payoff Prior to Maturity	0.00	0.00
1A	305001001	45,000,000.00	Payoff Prior to Maturity	0.00	0.00
15	305000015	14,539,868.97	Payoff Prior to Maturity	0.00	0.00
19	305000019	11,696,281.56	Payoff Prior to Maturity	0.00	0.00
46	625100202	5,673,677.22	Payoff w/ penalty	16,872.00	0.00
54	305000054	4,942,360.02	Payoff Prior to Maturity	0.00	0.00
80	305000080	2,133,726.37	Payoff Prior to Maturity	0.00	0.00
Totals		151,485,914.14		16,872.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	151,485,914.14	4.753888%	4.728445%	5
04/17/25	0	0.00	0	0.00	1	5,686,964.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590127%	4.564764%	5
03/17/25	0	0.00	0	0.00	1	5,699,450.09	0	0.00	0	0.00	0	0.00	0	0.00	1	40,688,343.37	4.590419%	4.565051%	6
02/18/25	0	0.00	0	0.00	1	5,714,137.58	0	0.00	0	0.00	0	0.00	0	0.00	1	8,537,730.89	4.572647%	4.547997%	7
01/17/25	0	0.00	0	0.00	1	5,726,512.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575267%	4.550742%	8
12/17/24	0	0.00	1	5,738,837.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575535%	4.551006%	9
11/18/24	0	0.00	0	0.00	1	5,751,867.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.575817%	4.551283%	10
10/18/24	0	0.00	0	0.00	1	5,764,088.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576081%	4.551543%	11
09/17/24	0	0.00	0	0.00	1	5,777,019.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576359%	4.551816%	12
08/16/24	0	0.00	0	0.00	1	5,789,138.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576619%	4.552072%	13
07/17/24	0	0.00	1	5,801,207.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.576877%	4.552325%	14
06/17/24	1	5,813,992.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,129,228.01	4.577148%	4.554409%	15
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	305000023	04/06/25	0	B	66,663.10	66,663.10	0.00	11,086,704.19
Totals					66,663.10	66,663.10	0.00	11,086,704.19

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		556,364,899	556,364,899	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	556,364,899	556,364,899	0	0	0	0
Apr-25	734,267,470	728,580,506	0	0	5,686,964	0
Mar-25	735,482,064	729,782,614	0	0	5,699,450	0
Feb-25	781,367,464	775,653,327	0	0	5,714,138	0
Jan-25	791,192,944	785,466,432	0	0	5,726,513	0
Dec-24	792,475,380	786,736,543	0	5,738,837	0	0
Nov-24	793,838,625	788,086,758	0	0	5,751,867	0
Oct-24	795,110,143	789,346,054	0	0	5,764,089	0
Sep-24	796,462,865	790,685,846	0	0	5,777,019	0
Aug-24	797,723,555	791,934,416	0	0	5,789,138	0
Jul-24	798,979,043	793,177,835	0	5,801,208	0	0
Jun-24	800,316,315	794,502,322	5,813,992	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
46	625100202	0.00	-	10,760,000.00	12/13/24	426,278.01	0.99230	12/31/23	11/05/25	245
Totals		0.00	0.00	10,760,000.00		426,278.01

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
46	625100202	RT	WA	06/14/24	8

The asset transferred to Special Servicing effective 07/15/24 due to a payment default. This loan is secured by three retail properties in the Greater Seattle area. The Special Servicer has established contact with the Borrower and sent the Pre-

Neg otiation Agreement for execution. The Special Servicer and Borrower are working to find a viable solution to correct this Loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	625100196	0.00	5.05000%	0.00	5.05000%	10	06/24/20	06/05/20	09/11/20
45	305000045	0.00	5.00000%	0.00	5.00000%	10	08/18/20	08/06/20	09/11/20
68	305000068	4,081,195.35	5.50000%	4,081,195.35 5.50000%		10	06/05/20	06/05/20	07/13/20
Totals		4,081,195.35		4,081,195.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
48	305000048 01/18/24	5,784,496.22	4,000,000.00	3,590,649.29	952,743.17	3,590,649.29	2,637,906.12	3,146,590.10	0.00	0.00	3,146,590.10	46.27%
56	305000056 02/16/24	4,567,419.35	2,900,000.00	2,600,000.00	607,554.02	2,600,000.00	1,992,445.98	2,574,973.37	0.00	0.00	2,574,973.37	49.04%
73	623100241 10/19/20	2,867,270.47	4,000,000.00	1,382,523.34	131,889.54	1,382,523.34	1,250,633.80	1,616,636.67	0.00	(52,430.46)	1,669,067.13	55.63%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,219,186.04	10,900,000.00	7,573,172.63	1,692,186.73	7,573,172.63	5,880,985.90	7,338,200.14	0.00	(52,430.46)	7,390,630.60

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
48	305000048	01/18/24	0.00	0.00	3,146,590.10	0.00	0.00	3,146,590.10	0.00	0.00	3,146,590.10
56	305000056	02/16/24	0.00	0.00	2,574,973.37	0.00	0.00	2,574,973.37	0.00	0.00	2,574,973.37
73	623100241	08/17/21	0.00	0.00	1,669,067.13	0.00	0.00	5,193.90	0.00	0.00	1,669,067.13
		06/17/21	0.00	0.00	1,663,873.23	0.00	0.00	664.72	0.00	0.00
		05/17/21	0.00	0.00	1,663,208.51	0.00	0.00	4,000.00	0.00	0.00
		03/17/21	0.00	0.00	1,659,208.51	0.00	0.00	11,600.11	0.00	0.00
		01/15/21	0.00	0.00	1,647,608.40	0.00	0.00	13,751.14	0.00	0.00
		12/17/20	0.00	0.00	1,633,857.26	0.00	0.00	17,220.59	0.00	0.00
		10/19/20	0.00	0.00	1,616,636.67	0.00	0.00	1,616,636.67	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,390,630.60	0.00	0.00	7,390,630.60	0.00	0.00	7,390,630.60

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
46	0.00	0.00	(29,919.35)	0.00	0.00	0.00	0.00	0.00	(222.54)	0.00	0.00	0.00
Total	0.00	0.00	(29,919.35)	0.00	0.00	0.00	0.00	0.00	(222.54)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(30,141.89)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29